Deferred revenue - Narrative (Details) $ in Millions									1 Months Ended	12 Months Ended
	Mar. 03, 2020 ZAR (R) oz $ / oz	Mar. 03, 2020 USD ($) oz $ / oz	Oct. 21, 2019 ZAR (R) kg	Apr. 11, 2019 ZAR (R) kg delivery	Apr. 11, 2019 USD ($) kg delivery	Sep. 19, 2018 USD ($)	Jul. 25, 2018 ZAR (R)	Jul. 25, 2018 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2016 USD ($)	Jul. 06, 2020 ZAR (R)	Jul. 06, 2020 kg	Jul. 06, 2020 oz	Oct. 21, 2019 oz	Oct. 21, 2019 R / oz	Apr. 11, 2019 oz	Apr. 11, 2019 $ / oz	Dec. 31, 2018 ZAR (R)
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received			R 1,100,000,000	R 1,750,000,000	$ 125	$ 500				R 65,000,000	R 771,000,000	R 2,859,000,000
Number of forward contract deliveries | delivery				4	4
Quantity per delivery (in oz)			263.8													202.9	6,523.2	8,482		26,476
Quantity of hedged instrument (in kg/ounce)				3,294	3,294											1,623.1	52,185.2			105,906
Average price (in ZAR/USD per kilogram/Ounce) | R / oz																			17,371
Reference price as percent of prevailing price			80.00%
Deferred revenue recognised on acquisition of subsidiary										0	0	628,000,000
Deferred revenue										R 6,360,000,000	R 6,430,000,000	8,167,000,000										R 6,555,000,000
Western Platinum Limited
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received	R 771,000,000	$ 50												$ 50
Quantity of hedged instrument (in kg/ounce) | oz	72,886	72,886
Maximum
Disclosure Of Contract Liabilities [Line Items]
Average price (in ZAR/USD per kilogram/Ounce)															33,386						1,323
Maximum | Western Platinum Limited
Disclosure Of Contract Liabilities [Line Items]
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz	1,050	1,050
Minimum
Disclosure Of Contract Liabilities [Line Items]
Average price (in ZAR/USD per kilogram/Ounce)															27,700						1,200
Minimum | Western Platinum Limited
Disclosure Of Contract Liabilities [Line Items]
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz	700	700
Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received							R 6,555,000,000	$ 500	$ 500
BTT streaming revenue
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received | $														$ 50
Deferred revenue recognised on acquisition of subsidiary													R 628,000,000
Deferred revenue												R 607,000,000